Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments

18.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the statement of loss and other comprehensive (loss)/income. The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amount for the derivative instruments is as follows, as of December 31, of each of the following years:

	2021	2020
	$'000	$'000

Derivative instruments
Non‑deliverable forwards	124,023	652,088
Embedded options within listed bonds	1,940,000	1,450,000
	2,064,023	2,102,088

The fair value balances are as follows:

	2021	2020
	$'000	$'000

Derivative instruments
Non‑deliverable forwards	(3,771)	27,495
Embedded options within listed bonds	165,100	155,196
Embedded options within revenue contracts	—	(7,285)
	161,329	175,406

The change in fair value of the derivative instruments has been recorded in the statement of loss and other comprehensive (loss)/income as follows:

	2021	2020	2019
	$'000	$'000	$'000

Derivative instruments
Non‑deliverable forwards	(3,897)	29,151	53
Embedded options within listed bonds	604	110,655	17,245
Embedded options within revenue contracts	7,231	(169)	—
	3,938	139,637	17,298

The credit ratings of the Group’s derivative financial instrument assets at December 31, 2021, 2020 and 2019 based on publicly reported Fitch ratings were:

	2021	2020
	$'000	$'000

Derivative financial instrument assets
AA+	—	7,500
B+	—	—
B	—	3,590
B-	—	10,938
BB-	—	5,467
Not rated	165,100	155,196
	165,100	182,691

Refer to note 4(a) for further information on the derivative financial instruments.

Reconciliation of movements

2021
$'000

Non-deliverable forwards
Opening balance	27,495
Fair value loss (unrealized foreign exchange on open contracts)	(3,897)
Foreign exchange gain	10,342
Cash flow on settlement	(37,711)
(3,771)